Trade and Other Receivables - Schedule of Changes in the Allowance for Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Balance at the beginning of the year	R$ 12,723	R$ 6,925
Increases	5,532	7,505
Reversals	(3,539)	(1,707)
Balance at the end of the year	R$ 14,716	R$ 12,723